Leases liabilities (Tables)	12 Months Ended
Nov. 30, 2020
Disclosure of Lease Liabilities [Abstract]
Disclosure of Lease Liabilities [Table Text Block]

Carrying value

Balance as at December 1, 2019	$3,192

Accretion expense	215

Lease payments	(568)

Effect of change in exchange rates	141

Balance as at November 30, 2020	2,980

Current portion	(425)

Non-current portion	$2,555